Provisions - Expected timing of outflow of economic benefits (Details) - Provision for aircraft maintenance on leased aircraft [Member] - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Other provisions	€ 194.6	€ 184.1	€ 169.8	€ 98.8
Less than one year
Disclosure of other provisions [line items]
Other provisions	53.5	46.0	19.8
Later than one year and not later than two years
Disclosure of other provisions [line items]
Other provisions	14.5	17.4	30.1
Later than two years and not later than three years
Disclosure of other provisions [line items]
Other provisions	42.2	3.8	10.4
Later than three years and not later than four years
Disclosure of other provisions [line items]
Other provisions	50.9	35.1	5.4
Thereafter
Disclosure of other provisions [line items]
Other provisions	€ 33.5	€ 81.8	€ 104.1